Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Entity Central Index Key	0001338940
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	000-51694
Entity Registrant Name	Perion Network Ltd.
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	26 HaRokmim Street
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
Title of 12(b) Security	Ordinary shares, par value NIS 0.03 per share
Trading Symbol	PERI
Name of Exchange on which Security is Registered	NASDAQ
Entity Common Stock, Shares Outstanding	27,351,974
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Auditor attestation flag	true
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact [Member]
Contact Personnel Name	Maoz Sigron
Entity Address, Address Line One	26 HaRokmim Street
Entity Address, City or Town	Holon
Entity Address Country	IL
Entity Address, Postal Zip Code	5885849
City Area Code	972
Local Phone Number	73-3981582
Contact Personnel Fax Number	972-3-644-5502